Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 21 - Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Partial exercise of Commitment Amount

During the period commencing on January 1, 2026 through the issuance date of these financial statements, the Company sold 17,506,800,000 ordinary shares to Yorkville out of the Commitment Amount under the SEPA III for a total purchase price of $2,485 thousand of which. $569 was used by the Company as a partial repayment of promissory notes.

B.	Exchange Agreement with VisionWave

On January 26, 2026, the Company entered into an Exchange Agreement with VisionWave Holdings, Inc. (“VisionWave”), for the purpose of developing an RF-based defense and security technology platform (the “RF Platform”). Under the agreement, SaverOne is intended to serve as the core operating platform for specified RF-based defense and security applications, supported by a non-exclusive worldwide license to VisionWave’s proprietary RF sensing and analytics technologies.

Pursuant to the Exchange Agreement, the parties agreed to a three-stage equity exchange and strategic collaboration. Subject to the achievement of specified milestones and receipt of the required corporate and regulatory approvals, VisionWave may acquire approximately 51% of the issued and outstanding share capital of the Company for aggregate consideration of $7.0 million in VisionWave common stock.

The transaction is structured as follows:

Initial Stage – The Company will receive VisionWave common stock valued at approximately $2.74 million, in exchange for VisionWave receiving 19.99% of the Company’s issued and outstanding share capital (calculated on a fully diluted basis, excluding dilution from future issuances unrelated to the transaction).

Milestone 1 – Operational Integration – Upon completion of the operational integration of VisionWave’s RF technologies into the Company, the Company will issue VisionWave ordinary shares representing 19.99% of its outstanding share capital (on a fully diluted basis), in exchange for VisionWave common stock valued at approximately $2.75 million.

Milestone 2 – Pilot Project – Upon commencement of a commercial or defense pilot project utilizing the integrated RF capabilities, the Company will issue VisionWave ordinary shares representing 11.02% of its outstanding share capital (on a fully diluted basis), in exchange for VisionWave common stock valued at approximately $1.51 million.

If all milestones are achieved as contemplated under the Exchange Agreement, VisionWave will hold approximately 51% of the Company’s issued and outstanding share capital.

The number of VisionWave shares issued in each stage will be determined based on the five-day volume-weighted average price (VWAP) of VisionWave’s common stock immediately preceding the closing of each applicable stage. VisionWave also undertook to issue additional shares or pre-funded warrants if the price of its common stock declines by more than 10% during the ten trading days following issuance, in order to preserve the agreed economic value of the consideration.

Under the agreement, the Company will receive a non-exclusive, perpetual, irrevocable, royalty-free worldwide license to use VisionWave’s RF technologies for the development, integration, commercialization and operation of the RF Platform.

The agreement is subject to shareholder approval and other customary closing conditions. The Company’s shareholders approved the transaction on March 5, 2026.

On March 5, 2026, the Company completed the initial closing (“Stage 1 Closing”) under the Exchange Agreement with VisionWave Holdings, Inc. Pursuant to the first stage of the transaction, VisionWave issued to the Company 365,610 restricted shares of VisionWave common stock, having an aggregate value of approximately $2.75 million, calculated based on the five-day VWAP of $7.5031 per share.

In exchange, the Company committed to issue to VisionWave 148,584 restricted ADSs, representing 6,418,828,800 ordinary shares, which correspond to 19.99% of the Company’s issued and outstanding share capital as of the effective date of the Exchange Agreement (calculated on a fully diluted basis, excluding dilution from future issuances unrelated to the transaction).

In order to preserve the agreed economic value of the consideration, VisionWave undertook that if the market price of its common stock declines by more than 10% from the applicable VWAP during the ten trading days following issuance, it will issue additional VisionWave common stock or pre-funded warrants to compensate for such shortfall, subject to compliance with Nasdaq rules.

As part of the transaction with VisionWave, each of Ori Gilboa, our Chief Executive Officer, and Jacob Teneboim, our Chairman, received 78,343 restricted shares of VisionWave common stock

C.	Change in ADS Ratio

On February 25, 2026, the Company effected the change in the ADS ratio from one (1) ADS representing ten thousand eight hundred (10,800) Ordinary Shares, to one (1) ADS representing forty three thousand two hundred (43,200) Ordinary Shares. This change in the ADS has the effect on the existing ADSs on the basis of one (1) new ADS for every four (3) old ADSs (held by the Company’s ADS holders. All ADS numbers in the financial statements were adjusted to reflect the most recent change in the ADS ratio.